Commitments and contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies
Note 22 - Commitments and Contingencies
Acquisition of Keppel Rigs
In May 2018, the Company signed a master agreement to acquire five premium newbuild jack-up drilling rigs from Keppel FELS Limited. Total consideration for the transaction will be approximately $742.5 million. In the second quarter of 2018, the Company paid a pre-delivery installment of $288.0 million. The pre-delivery installment is secured by a parent guarantee from Keppel Offshore & Marine Ltd. The Company has secured financing of the delivery payment for each Keppel Rig from Offshore Partners Pte. Ltd (formerly Caspian Rigbuilders Pte. Ltd). Each loan was non-amortizing and scheduled to mature five years after the respective delivery dates. In January, 2021, these maturity dates were extended by one year (see Note 20 - Long-Term Debt). The delivery financing is secured by a first priority mortgage, an assignment of earnings, an assignment of insurance and a charge over shares and parent guarantee from the Company.
We took delivery of the new jack-up rigs “Hermod”, "Heimdal" and "Hild" in October 2019, January 2020 and April 2020, respectively, and we were due to take delivery of the two remaining rigs, the "Huldra" and "Heidrun" in 2022. In January 2021, the delivery dates of the "Huldra" and "Heidrun" were amended to the fourth quarter of 2023. The remaining contracted installments, payable on delivery, for the Keppel newbuilds acquired in 2018 are approximately $172.8 million as of December 31, 2021 ($172.8 million as of December 31, 2020).
Transocean Transaction
On March 15, 2017, the Company entered into an agreement and a signed letter of intent to acquire fifteen high specification jack-up drilling rigs from Transocean Inc ("Transocean"). The transaction consisted of Transocean's entire jack-up fleet, comprising eight rig owning companies in Transocean's fleet and five newbuildings under construction at Keppels Fels Limited, Singapore.
Of the five newbuildings acquired in connection with the Transocean Transaction, as of December 31, 2021 two rigs have been delivered ("Saga", "Skald") and three remain under construction ("Tivar", "Vale" and "Var"). We may exercise an option to accept delivery financing from Keppel with respect to “Vale” and “Var”. In June 2020, we agreed to defer the delivery dates to the second quarter of 2022 (“Tivar”) and the third quarter of 2022 (“Vale” and “Var”). In January 2021, we agreed to further defer delivery dates to the second quarter of 2023 ("Tivar") and the third quarter of 2023 (“Vale” and “Var”). The remaining contracted installments for these three rigs under construction, payable on delivery are approximately $448.2 million as of December 31, 2021 ($448.2 million as of December 31, 2020).
The Company has the following delivery installment commitments:

	As at December 31, 2021		As at December 31, 2020
(In $ millions)	Delivery installment	Back-end fee	Delivery installment	Back-end fee
Delivery installments for jack-up drilling rigs	621.0	9.0	621.0	9.0
The back-end fee is only payable and will be included as part of the cost price if we choose to accept delivery financing from Keppel. In addition, under the PPL Financing, PPL is entitled to certain fees payable in connection with the increase in the market value of the relevant PPL Rig Owner from October 31, 2017 until the repayment date, less the relevant rig owner's equity cost of ownership of each rig and any interest paid on the delivery financing. (see Note 20 - Long-Term Debt).
The following table sets forth when our delivery installment commitments fall due as of December 31, 2021:

(In $ millions)	Less than 1 year	2 years	3 years	Thereafter	Total
Delivery installments for jack-up rigs	—	621.0	—	—	621.0
The back-end fees are excluded from the maturity table above as they are only payable if we choose to accept the delivery financing from Keppel.
Other commercial commitments
We have other commercial commitments which contractually obligate us to settle with cash under certain circumstances. Surety bonds and parent company guarantees entered into between certain customers and governmental bodies guarantee our performance regarding certain drilling contracts, customs import duties and other obligations in various jurisdictions.
The Company has the following guarantee commitments:

	As of December 31,
(In $ millions)	2021	2020
Surety bonds, bank guarantees and performance bonds	20.8	43.3
Performance guarantee to Opex (1)	—	5.9
Total	20.8	49.2

(1) Effective August 4, 2021, upon sale of the Company's 49% interest in Opex, the performance guarantee provided to Opex was terminated, and the associated liability was derecognized (see Note 7 - Equity Method Investments).
As of December 31, 2021, the expiry dates of these obligations are as follows:

(In $ millions)	Less than 1 year	1-3 years	Total
Surety bonds, bank guarantees and performance bonds	13.2	7.6	20.8
Total	13.2	7.6	20.8
Assets pledged as collateral

	As of December 31,
(In $ millions)	2021	2020
Book value of jackup rigs pledged as collateral for long-term debt facilities	2,730.8	2,824.6